Business segment information - Distribution of Property, Plant and Equipment, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 156,305	$ 158,669
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	99,317	106,206
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	10,379	9,807
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	24,103	25,535
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 22,506	$ 17,121